Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 2,295,000	$ 334,000
Unrecognized compensation cost	$ 13,028,000
Unrecognized compensation cost - weighted-average remaining service period	3 years 26 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 2,109,000	$ 334,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	$ 186,000